Loss Before Tax (Details) - Schedule of Loss Before Tax - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loss Before Tax [Abstract]
Amortization of intangible assets (other than development costs)					$ 187,198	$ 192,028
Amortization of development costs	[1]			6,202,250	3,401,957	2,588,320
Depreciation of property and equipment				218,471	328,438	335,971
Depreciation of right-of-use assets		$ 358,474	$ 385,376	743,956	871,157	784,029
Employee benefit expense:
Salaries, allowances and other benefits				18,392,916	26,805,750	22,792,357
Equity-settled share option expense				6,629,044	14,430,835	9,352,862
Other long-term employee benefits expense/(credit)			84,221	109,702	(4,951,482)	(240,028)
Pension scheme contributions				1,179,399	1,419,470	1,176,767
Retirement benefits expense				56,672	75,376	156,279
Amount capitalized				(1,357,537)	(2,756,415)	(3,260,037)
Government grant recognized	[1]			(78,703)	(733,655)	(424,479)
Total Employee benefit expense		$ 12,589,924	$ 9,558,942	24,931,493	34,289,879	29,553,721
Lease payments not included in measurement of lease liabilities (included in general, administrative and other operating expenses)				42,931	157,264	330,400
Provision for expected credit losses				3,757		53,558
Impairment of goodwill (included in general, administrative and other operating expenses)					4,382,926
Impairment of intangible assets (included in general, administrative and other operating expenses)				3,105,507	1,450,781
Changes in fair value of other derivative financial instruments (included in other income/expenses)				9,536,904	1,139,938	178,859
Changes in fair value of warrant liabilities				47,796,528	(38,454)
Other equity-settled transactions (included in general, administrative and other operating expenses)				500,000	882,115
Gain on disposal of items of property and equipment, net (included in other income/expenses)				(3,690)	(4,539)	(542)
Gain on derecognition of convertible loans and bridge loan (included in other income/expenses)					(135,031)
Reversal of provision for expected credit losses				(1,558)	(14,242)	(26,898)
Foreign exchange differences, net				$ (656,605)	$ 4,051,710	$ 2,953,299

[1]	Various government grants have been received for employment support schemes in related to covid-19 and other job support schemes.